Investments (Details Narrative) $ / shares in Units, $ in Thousands			3 Months Ended	6 Months Ended
	Mar. 19, 2026 shares	Feb. 19, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Oct. 09, 2024 GBP (£)	Oct. 22, 2023 $ / shares
Schedule of Equity Method Investments [Line Items]
Warrants exercise price | $ / shares								$ 30,000
Equity method investments, carrying value			$ 122,846	$ 122,846
Sarborg Limited [Member]
Schedule of Equity Method Investments [Line Items]
Cash payable		$ 8,000
Facility Costs		20,000
Increase (Decrease) in Partners' Capital		20,000
Cash		$ 8,000
Warrants exercise price | $ / shares		$ 0.025
Recognized loss on investment			100	200
Equity method investments, carrying value			$ 122,846	$ 122,846	$ 122,932
Common Stock [Member]
Schedule of Equity Method Investments [Line Items]
Cash | £							£ 60,000
Pre-funded Warrants [Member] | Sarborg Limited [Member]
Schedule of Equity Method Investments [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		439,915
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised | shares	439,915
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	439,821
Sarborg Limited [Member]
Schedule of Equity Method Investments [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Value		$ 123,000
Sarborg Limited [Member] | Common Stock [Member]
Schedule of Equity Method Investments [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares		2,392
Sarborg Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest percent		20.00%